INCOME TAX (Details Narrative) $ in Thousands	Dec. 31, 2023 USD ($)
Reserve Quantities [Line Items]
Non-capital loss carry forwards	$ 59,381
Country Of Canada [Member]
Reserve Quantities [Line Items]
Non-capital loss carry forwards	57,866
Country Of United States [Member]
Reserve Quantities [Line Items]
Non-capital loss carry forwards	$ 1,515